Revenue - Disaggregation of Revenue (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue		$ 41,580	[1]	$ 702,692	$ 597,008	$ 505,460
IFS TopCo LLC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Economic ownership percentage	37.10%	37.10%		37.10%	0.00%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				$ 456,709	$ 418,807	355,920
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				53,573	70,737	59,973
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				57,432	45,733	17,548
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				6,673	11,034	8,546
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				35,437	35,423	54,709
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				4,415	3,886	3,371
Ecuador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				8,986	9,791	9,079
Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				236,640	220,251	189,376
Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				276,785	233,884	198,066
Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				43,552	9,809	0
Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				75,355	74,800	73,027
Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				58,150	51,502	39,865
Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				757,892	618,400	525,704
Operating segments | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				558,100	454,638	381,885
Operating segments | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				15	17	11
Operating segments | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				156,225	153,936	143,808
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				43,552	9,809	0
Operating segments | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				245,088	226,740	194,804
Operating segments | Coca-Cola FEMSA | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				149,362	131,002	115,794
Operating segments | Coca-Cola FEMSA | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Coca-Cola FEMSA | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				95,726	95,738	79,010
Operating segments | Coca-Cola FEMSA | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				278,520	233,958	198,586
Operating segments | Proximity Americas Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				272,456	229,331	195,990
Operating segments | Proximity Americas Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				15	17	11
Operating segments | Proximity Americas Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				6,049	4,610	2,585
Operating segments | Proximity Americas Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				43,552	9,809	0
Operating segments | Proximity Europe Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Proximity Europe Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				43,552	9,809	0
Operating segments | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				75,358	74,800	73,027
Operating segments | Health Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				20,908	21,212	10,814
Operating segments | Health Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Health Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				54,450	53,588	62,213
Operating segments | Health Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				58,499	51,813	39,922
Operating segments | Fuel Division | Mexico and Central America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				58,499	51,813	39,922
Operating segments | Fuel Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Fuel Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Fuel Division | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Operating segments | Goods Offered For Sale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				757,009	618,284	525,367
Operating segments | Goods Offered For Sale | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				245,088	226,740	194,804
Operating segments | Goods Offered For Sale | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				278,520	233,958	198,586
Operating segments | Goods Offered For Sale | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				43,552	9,809	0
Operating segments | Goods Offered For Sale | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				75,358	74,800	73,027
Operating segments | Goods Offered For Sale | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				57,616	51,697	39,585
Material reconciling items
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(55,200)	(21,392)	(20,244)
Material reconciling items | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(8,448)	(6,489)	(5,428)
Material reconciling items | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(1,735)	(74)	(520)
Material reconciling items | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(3)	0	0
Material reconciling items | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				(349)	(311)	(57)
Material reconciling items | Services Provided To Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				883	116	337
Material reconciling items | Services Provided To Customers | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Proximity Americas Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Proximity Europe Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Health Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				0	0	0
Material reconciling items | Services Provided To Customers | Fuel Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue				$ 883	$ 116	$ 337

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3